SCHEDULE OF FINANCIAL POSITION (Details) - Zhengxinhui Education Technology Co Ltd [Member] - USD ($)		1 Months Ended
	Jun. 28, 2021	Jun. 30, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets	$ 3
Non Current assets	42,653
Net Assets	42,656	$ 42,656
Cash Consideration	310	310
Loss on disposal	$ 42,346	$ 42,346